333-86186

[LOGO] ING FUNDS                                                PLEASE VOTE NOW!

                          ING ASIA-PACIFIC EQUITY FUND
                   (FORMERLY PILGRIM ASIA-PACIFIC EQUITY FUND)

           SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR JULY 22, 2002
--------------------------------------------------------------------------------

         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

Dear Shareholder:

Recently, we distributed proxy material regarding the Special Meeting of Shareholders for the ING Asia-Pacific Equity Fund. The meeting is scheduled for Monday, July 22, 2002. Our records indicate that we have not yet received your voting instructions.

                        YOUR VOTE IS NEEDED IMMEDIATELY!

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE WILL ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED AND AVOID THE COST OF ADDITIONAL SOLICITATION, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

You are being asked to approve an Agreement and Plan of Reorganization. After careful consideration, the Board of Directors unanimously approved this proposal and recommends shareholders vote "FOR" the proposal. If you have any questions regarding the meeting agenda or the execution of your proxy, please call Georgeson Shareholder toll-free at 1-(866)-304-6820.

For your convenience, we have provided easy methods below to register your vote:

     1. BY PHONE:             Please call Georgeson Shareholder Communications
                              Inc. TOLL-FREE at 1-(866)-304-6820.
                              Representatives are available to answer any questions and take your vote Monday through Friday between the hours of 9:00 a.m. and 11:00 p.m. and Saturday from 12:00 p.m. to 6:00 p.m. Eastern
                              Time.

     2. BY FAX:               Complete the enclosed proxy card and fax it to us
                              anytime TOLL-FREE at 1-(800)-733-1885.

     3. BY INTERNET:          Visit WWW.PROXYWEB.COM, and enter the control
                              number located on your proxy card.

     4. BY TOUCH-TONE PHONE:  Call the TOLL-FREE number printed on your proxy card. Enter the control number located on your proxy card and follow the recorded instructions.

You may also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we receive your executed proxy by July 22, 2002. Thank you in advance.

                                                                       333-86186

[LOGO] ING FUNDS                                                PLEASE VOTE NOW!

                          ING ASIA-PACIFIC EQUITY FUND
                   (FORMERLY PILGRIM ASIA-PACIFIC EQUITY FUND)

           SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR JULY 22, 2002
--------------------------------------------------------------------------------

         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

Dear Shareholder:

Recently, we distributed proxy material regarding the Special Meeting of Shareholders for the ING Asia-Pacific Equity Fund. The meeting is scheduled for Monday, July 22, 2002. Our records indicate that we have not yet received your voting instructions.

                        YOUR VOTE IS NEEDED IMMEDIATELY!

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE WILL ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED AND AVOID THE COST OF ADDITIONAL SOLICITATION, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

You are being asked to approve an Agreement and Plan of Reorganization. After careful consideration, the Board of Directors unanimously approved this proposal and recommends shareholders vote "FOR" the proposal. If you have any questions regarding the meeting agenda or the execution of your proxy, please call Georgeson Shareholder toll-free at 1-(866)-304-6820.

For your convenience, we have provided easy methods below to register your vote:

     1. BY PHONE:             Please call Georgeson Shareholder Communications
                              Inc. TOLL FREE at 1-(866)-515-0327.
                              Representatives are available to answer any questions and take your vote Monday through Friday between the hours of 9:00 a.m. and 11:00 p.m. and Saturday from 12:00 p.m. to 6:00 p.m. Eastern
                              Time.

     2. BY INTERNET:          Visit WWW.PROXYVOTE.COM, and enter the control
                              number located on your proxy card.

     3. BY TOUCH-TONE PHONE:  Call the TOLL-FREE number printed on your proxy card. Enter the control number located on your proxy card and follow the recorded instructions.

You may also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we receive your executed proxy by July 22, 2002. Thank you in advance.

                                                                       333-86186

[LOGO] ING FUNDS                                                PLEASE VOTE NOW!

                          ING ASIA-PACIFIC EQUITY FUND
                   (FORMERLY PILGRIM ASIA-PACIFIC EQUITY FUND)

           SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR JULY 22, 2002
--------------------------------------------------------------------------------

         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

Dear Shareholder:

Recently, we distributed proxy material regarding the Special Meeting of Shareholders for the ING Asia-Pacific Equity Fund. The meeting is scheduled for Monday, July 22, 2002. Our records indicate that we have not yet received your voting instructions.

                        YOUR VOTE IS NEEDED IMMEDIATELY!

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE WILL ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED AND AVOID THE COST OF ADDITIONAL SOLICITATION, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

You are being asked to approve an Agreement and Plan of Reorganization. After careful consideration, the Board of Directors unanimously approved this proposal and recommends shareholders vote "FOR" the proposal. If you have any questions regarding the meeting agenda or the execution of your proxy, please call Georgeson Shareholder toll-free at 1-(866)-304-6820.

For your convenience, we have provided easy methods below to register your vote:

     1. BY INTERNET:          Visit WWW.PROXYVOTE.COM, and enter the control
                              number located on your proxy card.

     2. BY TOUCH-TONE PHONE:  Call the TOLL-FREE number printed on your proxy card. Enter the control number located on your proxy card and follow the recorded instructions.

You may also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we receive your executed proxy by July 22, 2002. Thank you in advance.